Consolidated Statements of Income (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Revenues
Operating revenue	$ 76,063,032		$ 60,503,439		$ 145,888,561		$ 102,816,337
Expenses
Address and brokerage commissions	1,761,891		1,454,912		3,246,460		2,574,834
Voyage expenses	12,170,651		14,536,713		22,057,008		22,260,159
Charter-in costs	2,100,000		1,800,000		4,200,000		3,174,718
Vessel operating expenses	17,832,779		13,342,764		35,093,994		22,933,154
Depreciation and amortization	11,146,102		8,536,163		22,194,848		15,682,539
General and administrative costs	2,559,295		1,796,382		5,284,129		3,194,643
Other corporate expenses	922,285		553,862		1,381,350		999,183
Total operating expenses	48,493,003		42,020,796		93,457,789		70,819,230
Operating income	27,570,029		18,482,643		52,430,772		31,997,107
Other income/(expense)
Interest expense	(7,819,378)		(6,942,558)		(15,668,673)		(12,739,434)
Interest income	124,772		12,651		216,790		46,179
Income before income taxes	19,875,423		11,552,736		36,978,889		19,303,852
Income taxes	(211,994)		(91,118)		(433,018)		(223,918)
Net income	$ 19,663,429		$ 11,461,618		$ 36,545,871		$ 19,079,934
Earnings per share:
Basic:	$ 0.36	[1]	$ 0.25	[1]	$ 0.66	[1]	$ 0.43	[1]
Diluted:	$ 0.35	[1]	$ 0.25	[1]	$ 0.66	[1]	$ 0.43	[1]
Weighted average number of shares outstanding:
Basic:	55,337,349	[1]	46,293,327	[1]	55,332,086	[1]	43,965,585	[1]
Diluted:	55,535,396	[1]	46,293,327	[1]	55,431,657	[1]	43,965,585	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5 - Common Stock to these consolidated financial statements.